Subordinated loans - Schedule of Subordinated Loans by Group Companies (Detail) - EUR (€) € in Millions	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Subordinated loans	€ 13,724	[1]	€ 15,968	[1]	€ 17,223
ING Groep N.V. [member]
Disclosure of detailed information about borrowings [line items]
Subordinated loans	10,355		8,253
ING Group Companies [member]
Disclosure of detailed information about borrowings [line items]
Subordinated loans	€ 3,370		€ 7,715

[1]
1 The amounts for the period ended 31 December 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated. References relate to the accompanying notes. These are an integral part of the Consolidated financial statements. Reference is made to Note ##20FPolicies 'Accounting policies' for information on Changes in accounting principles, estimates and presentation of the consolidated financial statements and related notes.